[LOGO OF EATON                                        [PHOTOGRAPH OF EARTH
 VANCE APPEARS                                             APPEARS HERE]
   HERE]



Semiannual Report April 30, 1997

[PHOTOGRAPH OF FINANCIAL                     EV
 DOCUMENTS APPEARS HERE]                   CLASSIC
                                          STRATEGIC
                                            INCOME
                                             FUND

                                         Eaton Vance
                              Global Management-Global Distribution


[PHOTOGRAPH OF SKYSCRAPERS
      APPEARS HERE]

Classic

EV Classic Strategic Income Fund as of April 30, 1997

INVESTMENT UPDATE


[PHOTOGRAPH OF MARK VENEZIO, PORTFOLIO MANAGER APPEARS HERE]


Investment Environment
--------------------------------------------------------------------------------
  The Global Bond Markets

 . U.S. interest rates remained generally higher than foreign benchmark interest rates during the period. For example, following the March rate hike by the Federal Reserve, U.S. 10-year bond yields stood at 6.7%, while German bonds yielded 5.8% and Japan's bond yields were 2.5%.

 . Structural reform and the opening of economies continued during the period, with countries as diverse as Korea, India and Romania taking steps to make their markets more accessible to offshore investors. As these new markets become more developed and other emerging markets continue to seek financing, the universe of rewarding fixed-income investments will continue to expand accordingly.

The Fund
--------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund had a total return of 5.8% during the six months ended April 30, 1997./1/ That return was the result of a decline in net asset value per share from $12.09 on October 31, 1996 to $12.06 on April 30, 1997, and the reinvestment of $0.618 in income dividends and $0.105 per share in capital gain distributions.

 . The Fund's one-year performance outpaced the 10.8% average return of 62 Multi-
  Sector Income Funds,/2/ according to Lipper Analytical Services, Inc., a mutual fund ranking service.

  Recent Portfolio Strategy

 . With foreign interest rates significantly lower than U.S. rates, the Portfolio continued its shift to the U.S. At April 30, the U.S. represented 65.3% of the Fund's credit exposure, up from 42.2% on October 31, 1996.

 . The Portfolio maintained selected Latin American positions, including Brazil,
  Ecuador, Argentina and Colombia dollar-denominated debt. This region fared well during the period. Brazil and Argentina were upgraded in March by Standard & Poor's, a major bond ratings agency.

 . The Portfolio reduced its foreign exchange exposure substantially. In Eastern
  Europe and Asia, we avoided current account deficit-plagued countries such as the Czech Republic and Thailand. In Western Europe, we took profits in Ireland and Norway.

  U.S. investments

 . U.S. Mortgage-backed securities (MBS) were the Portfolio's largest investments at April 30. With global yield spreads historically narrow, MBS represented a relatively attractive investment in high-quality, U.S. government-backed securities.

 . Among its high-yield corporate bonds, the Portfolio owned media-related issues such as cable operator Diamond Cable Communications Co. and broadcaster United International Holdings, Inc. Cable companies continued to enjoy good subscriber growth, while the broadcast media sector was swept by a wave of mergers and acquisitions.


--------------------------------------------------------------------------------
/1/ This return does not include 1% contingent deferred sales charge incurred by shareholders redeeming within the first year.
/2/ It is not possible to invest directly in the Lipper average of Multi-Sector
    Income Funds.
/3/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect a 1% CDSC on shareholders redeeming within the first year.
/4/ Because the Fund is actively managed, credit and currency exposures are subject to change.

    Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of April 30, 1997


Average Annual Total Returns/3/
---------------------------------------
At net asset value
---------------------------------------
One year                         15.0%
Life of Fund (5/25/94)           12.1

Including applicable CDSC
---------------------------------------
One year                         14.0%
Life of Fund (5/25/94)           12.1



Five Largest Credit Exposures/4/
---------------------------------------
By total net assets
United States                    65.3%
Poland                            6.7%
Brazil                            6.5%
Ireland                           4.8%
New Zealand                       3.7%

Five Largest Currency Exposures/4/
---------------------------------------
By total net assets
United States                    70.3%
Germany                           8.2%
Indonesia                         7.2%
Poland                            6.7%
Norway                            3.5%

EV Classic Strategic Income Fund as of April 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of April 30, 1997
Assets
------------------------------------------------------------------------------------------------------------------------
Investment in Strategic Income Portfolio, at value (Note 1A)
   (identified cost, $567,533)                                                                             $608,018
Receivable from the Administrator (Note 4)                                                                   31,052
Deferred organization expenses (Note 1D)                                                                     15,646
------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                               $654,716
------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          $  1,147
Payable for Fund shares redeemed                                                                             50,208
Accrued expenses                                                                                              3,241
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          $ 54,596
------------------------------------------------------------------------------------------------------------------------
Net Assets for 49,749 shares of
    beneficial interest outstanding                                                                        $600,120
------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                            $498,472
Accumulated net realized gain on investment transactions, financial futures
    contracts and foreign currency (computed on the basis of identified cost)                                78,401
Accumulated distributions in excess of net investment income                                                (17,238)
Unrealized appreciation of investments from Portfolio (computed on the basis
    of identified cost)                                                                                      40,485
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $600,120
------------------------------------------------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
------------------------------------------------------------------------------------------------------------------------
($600,120 / 49,749 shares of
    beneficial interest outstanding)                                                                       $  12.06
------------------------------------------------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
April 30, 1997
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                                                                   $ 69,449
Expenses allocated from Portfolio                                                                            (6,664)
------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                                                       $ 62,785
------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------
Distribution fees (Note 5)                                                                                 $  7,716
Transfer and dividend disbursing agent fees                                                                     673
Printing and postage                                                                                         11,028
Registration fees                                                                                            10,335
Legal and accounting services                                                                                 4,542
Amortization of organization expenses (Note 1D)                                                               3,965
Custodian fee                                                                                                 1,500
Miscellaneous                                                                                                 2,075
------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                             $ 41,834
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the Administrator (Note 4)                                        $ 31,052
------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                                                   $ 31,052
------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                                               $ 10,782
------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                                      $ 52,003
------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                                                         $ 16,060
   Financial futures contracts                                                                                8,772
   Foreign currency transactions                                                                             58,296
------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           $ 83,128
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investment transactions                                                                                 $(33,147)
   Financial futures contracts                                                                               (6,940)
   Foreign currency transactions                                                                              6,794
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                        $(33,293)
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                                                            $ 49,835
------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                                                 $101,838
------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Classic Strategic Income Fund as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets




                                Six Months Ended
Increase (Decrease)             April 30, 1997       Year Ended
in Net Assets                   (Unaudited)          October 31, 1996
----------------------------------------------------------------------
From operations --
    Net investment income         $    52,003              $   69,084
    Net realized gain on
       investments                     83,128                  34,139
    Net change in unrealized
       appreciation
       (depreciation) of
       investments                    (33,293)                 72,758
----------------------------------------------------------------------
Net increase in net assets
    from operations               $   101,838              $  175,981
----------------------------------------------------------------------
Distributions to
    shareholders --
    From net investment income    $   (65,492)             $  (69,084)
    In excess of net
       investment income              (17,238)                 (9,026)
    From net realized gain on
       investments                    (16,323)                     --
----------------------------------------------------------------------
Total distributions to
    shareholders                  $   (99,053)             $  (78,110)
----------------------------------------------------------------------
Transactions in shares of
    beneficial
    interest (Note 3) --
    Proceeds from sale of
       shares                     $   706,999              $1,623,722
    Net asset value of shares
       issued to shareholders
       in payment of
       distributions declared          77,147                  65,510
    Cost of shares redeemed        (1,880,074)               (105,245)
----------------------------------------------------------------------
Net increase (decrease) in
    net assets from Fund
    share transactions            $(1,095,928)             $1,583,987
----------------------------------------------------------------------

Net increase (decrease) in
    net assets                    $(1,093,143)             $1,681,858
----------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------
At beginning of period            $ 1,693,263              $   11,405
----------------------------------------------------------------------
At end of period                  $   600,120              $1,693,263
----------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net
assets
----------------------------------------------------------------------
At end of period                  $   (17,238)             $   13,489
----------------------------------------------------------------------

                       See notes to financial statements

EV Classic Strategic Income Fund as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                 Six Months Ended         Year Ended October 31,
                                                 April 30, 1997   ------------------------------------
                                                 (Unaudited)       1996          1995++       1994*++
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $12.090        $11.330       $ 9.750      $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income                              $ 0.175        $ 0.804       $ 1.021      $ 0.348
Net realized and unrealized gain (loss) on
 investments                                         0.518          0.865         0.559       (0.495)
------------------------------------------------------------------------------------------------------
Total income (loss) from operations                $ 0.693        $ 1.669       $ 1.580      $(0.147)
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income                         $(0.489)       $(0.804)      $    --      $(0.103)
In excess of net investment income                  (0.129)        (0.105)           --           --
From net realized gain on investments               (0.105)            --            --           --
------------------------------------------------------------------------------------------------------
Total distributions                                $(0.723)       $(0.909)      $    --      $(0.103)
------------------------------------------------------------------------------------------------------

Net asset value -- End of period                   $12.060        $12.090       $11.330      $ 9.750
------------------------------------------------------------------------------------------------------

Total Return/(1)/                                    5.84%          15.09%        16.21%       (1.41)%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)            $   600        $ 1,693       $    11      $    10
Ratio of net expenses to average net assets /(2)/     2.22%+         2.38%         0.90%        0.76%+
Ratio of net investment income to average net
 assets                                               6.63%+         7.08%         9.84%        7.74%+

+   The operating expenses of the Fund reflect an allocation of expenses to the
Administrator. Had such action not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses /(2)/                                    6.18%+         8.71%       131.85%      160.83%+
    Net investment income                             2.67%+         0.75%      (121.12)%    (152.33)%+
Net investment income (loss) per share             $ 0.071        $ 0.085      $(13.000)     $(6.900)

+     Annualized.

++    Per share amounts have been calculated using average shares outstanding.

* For the period from the start of business, May 25, 1994, to October 31, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements

EV Classic Strategic Income Fund as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Classic Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the Strategic Income Portfolio (the Portfolio), a New York
  Trust having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (0.5% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments.
  Accordingly, no provision for Federal income or excise tax is necessary.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years beginning on the date the Fund commenced operations.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives fees reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  G Interim Financial Information -- The interim financial statements relating to April 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions, if any, are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Classic Strategic Income Fund as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Capital Stock
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

                                          Six Months Ended
                                          April 30, 1997       Year Ended
                                          (Unaudited)          October 31, 1996
  ------------------------------------------------------------------------------
  Sales                                             57,822              142,327

  Issued to shareholders electing to
    receive payments of distributions
    in capital stock                                 6,344                5,582

  Redemptions                                     (154,516)              (8,817)
  ------------------------------------------------------------------------------

  Net increase (decrease)                          (90,350)             139,092
  ------------------------------------------------------------------------------

4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but currently receives no compensation for these services. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $31,052, of expenses related to the operation of the Fund were allocated to EVM, on a preliminary basis. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan, which is approved annually, requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 1997, the Fund paid or accrued $5,905, to EVD. At April 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $116,000.

  In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended April 30, 1997 in the amount of $1,811.

  EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

EV Classic Strategic Income Fund as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividend or capital gain distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received $266 of CDSC for the six months ended April 30, 1997.

7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1997, aggregated $798,839 and $1,984,622, respectively.

8 Special Meeting of Stockholders
  ------------------------------------------------------------------------------
  The Fund held a special meeting of stockholders on February 26, 1997. On December 31, 1996, the record date for the meeting, the Fund had 159,014.119 shares outstanding, of which 138,580.511 shares were represented at the meeting. The votes at the meeting were as follows:

  Item 1: To consider and act upon a proposal to modify the investment objective of the Fund.

                                                              Number of Shares
  ------------------------------------------------------------------------------
  Affirmative                                                      137,489.714

  Against                                                              427.797

  Abstain                                                              663.000
  ------------------------------------------------------------------------------

  Item 2: To consider and act upon a proposal to adopt a revised investment structure wherein the Fund would have the ability to invest in one or more investment companies with consistent, but somewhat different, investment policies than the Fund.

                                                              Number of Shares
  ------------------------------------------------------------------------------
  Affirmative                                                      137,489.714

  Against                                                              427.797

  Abstain                                                              663.000
  ------------------------------------------------------------------------------

  Item 3: To ratify the selection of Coopers & Lybrand L.L.P. as the independent accountants of the Fund.

                                                              Number of Shares
  ------------------------------------------------------------------------------
  Affirmative                                                      137,917.511

  Against                                                                0.000

  Abstain                                                              663.000
  ------------------------------------------------------------------------------

                                       8

Strategic Income Portfolio as of April 30, 1997

PORTFOLIO OF INVESTMENTS

Bonds & Notes -- 88.7%

                                                   Principal      U.S. $ Value
--------------------------------------------------------------------------------
Argentina -- 2.4%                                U.S. Dollar
--------------------------------------------------------------------------------
Argentina Discount Bond (Brady), 6.375%,
  3/31/23                                          3,750,000       $ 3,103,125
--------------------------------------------------------------------------------
Total Argentina (identified cost, $2,546,798)                      $ 3,103,125
--------------------------------------------------------------------------------

Australia -- 0.6%                          Australian Dollar
--------------------------------------------------------------------------------
State Electricity - Victoria, 9.25%, 9/18/03       1,000,000       $   822,191
--------------------------------------------------------------------------------
Total Australia (identified cost, $733,564)                        $   822,191
--------------------------------------------------------------------------------

Brazil -- 6.6%                                   U.S. Dollar
--------------------------------------------------------------------------------
Brazil Discount Bond (Brady), 6.875%,
  4/15/24                                         10,500,000       $ 8,459,062
--------------------------------------------------------------------------------
Total Brazil (identified cost, $6,472,627)                         $ 8,459,062
--------------------------------------------------------------------------------

Colombia -- 1.8%                                 U.S. Dollar
--------------------------------------------------------------------------------
FEN, 9.375%, 6/15/06                               2,200,000       $ 2,303,125
--------------------------------------------------------------------------------
Total Colombia (identified cost, $2,233,000)                       $ 2,303,125
--------------------------------------------------------------------------------

Ecuador -- 2.2%                                  U.S. Dollar
--------------------------------------------------------------------------------
Ecuador Discount Bond (Brady), 6.438%,
  2/28/25                                          4,100,000       $ 2,749,563
--------------------------------------------------------------------------------
Total Ecuador (identified cost, $2,483,844)                        $ 2,749,563
--------------------------------------------------------------------------------

Ireland -- 4.7%                                   Irish Punt
--------------------------------------------------------------------------------
Irish Government, 9.25%, 7/11/03                   3,500,000       $ 6,056,989
--------------------------------------------------------------------------------
Total Ireland (identified cost, $6,052,161)                        $ 6,056,989
--------------------------------------------------------------------------------

Morocco -- 1.4%                                Deutsche Mark
--------------------------------------------------------------------------------
Snap Limited, 11.50%, 1/29/09                      3,000,000       $ 1,827,053
--------------------------------------------------------------------------------
Total Morocco (identified cost, $1,853,583)                        $ 1,827,053
--------------------------------------------------------------------------------

New Zealand -- 3.7%                       New Zealand Dollar
--------------------------------------------------------------------------------
New Zealand Government, 8.00%, 4/15/04             6,850,000       $ 4,768,445
--------------------------------------------------------------------------------
Total New Zealand (identified cost, $4,740,584)                    $ 4,768,445
--------------------------------------------------------------------------------

Norway -- 3.5%                               Norwegian Krone
--------------------------------------------------------------------------------
Norway Government, 6.75%, 1/15/07                 20,000,000       $ 2,928,173
Norway Government, 7.00%, 5/31/01                 10,000,000         1,512,211
--------------------------------------------------------------------------------
Total Norway (identified cost, $4,587,443)                         $ 4,440,384
--------------------------------------------------------------------------------

Poland -- 6.9%                                  Polish Zloty
--------------------------------------------------------------------------------
Polish T-bill, 0.00%, 5/07/97                     12,940,000       $ 4,074,985
Polish T-bill, 0.00%, 6/18/97                      4,040,000         1,241,828
Polish T-bill, 0.00%, 7/30/97                     11,510,000         3,453,728
--------------------------------------------------------------------------------
Total Poland (identified cost, $9,041,328)                         $ 8,770,541
--------------------------------------------------------------------------------

The Philippines -- 0.9%                          U.S. Dollar
--------------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03                  1,500,000       $ 1,095,000
--------------------------------------------------------------------------------
Total The Philippines (identified cost,
  $1,178,795)                                                      $ 1,095,000
--------------------------------------------------------------------------------

United Kingdom -- 1.7%                           U.S. Dollar
--------------------------------------------------------------------------------
Diamond Cable Communications Co., 144A, Sr. Disc.
  Notes, 10.75%, (0% until 2002), 2/15/07          2,000,000       $ 1,190,000
Newsquest Capital Corp., Sr. Sub. Notes,
  11.00%, 5/01/06                                  1,000,000         1,045,000
--------------------------------------------------------------------------------
Total United Kingdom (identified cost, $2,224,199)                 $ 2,235,000
--------------------------------------------------------------------------------

United States -- 52.3%                           U.S. Dollar
--------------------------------------------------------------------------------
Corporate Bonds & Notes -- 5.0%
Agricultural Minerals & Chemicals Inc.,
  Sr. Notes, 10.75%, 9/30/03                       1,000,000       $ 1,065,000
Applied Extrusion Inc., Sr. Notes,
  11.50%, 4/01/02                                  1,000,000         1,045,000
Dayton Hudson Mountain, 9.52%, 6/10/15               350,000           392,060
Overhead Door Corp., Sr. Notes,
  12.25%, 2/01/00                                    500,000           527,500
TRW Inc., Medium Term Notes, 9.35%, 6/04/20        1,900,000         2,240,100
United International-Series B, 0.00%,
  11/15/99                                         1,500,000         1,087,500
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified
  cost, $6,070,158)                                                $ 6,357,160
--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 47.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
  4.75%, with various maturities to 2003              33,735       $    32,853
  5.50%, with maturity at 2019                        10,816            10,814
  8.00%, with various maturities to 2021           4,184,693         4,282,177
  8.50%, with various maturities to 2024           4,981,955         5,205,024
  9.00%, with maturity at 2019                       898,561           952,688
  12.50%, with maturity at 2011                      112,119           127,982
  12.75%, with maturity at 2013                      198,341           229,861
  13.25%, with maturity at 2013                      145,862           170,532
  13.50%, with maturity at 2019                      495,156           585,264
--------------------------------------------------------------------------------
                                                                   $11,597,195
--------------------------------------------------------------------------------
Federal National Mortage Association:
  4.75%, with maturity at 1999                        34,601       $    34,216
  5.00%, with maturity at 2003                       127,554           123,767
  5.50%, with various maturities to 2012              88,780            88,099
  7.50%, with various maturities to 2018           2,482,565         2,511,417
  8.00%, with various maturities to 2013           3,778,952         3,870,819
  8.50%, with various maturities to 2026           3,416,488         3,585,293
  9.00%, with various maturities to 2017           7,665,871         8,099,357
  12.00%, with maturity at 2015                    1,707,245         1,955,097
  12.50%, with various maturities to 2019          5,500,218         6,412,614
  12.75%, with maturity at 2014                      177,994           208,993
  13.00%, with various maturities to 2015          3,984,084         4,678,235
  13.25%, with maturity at 2014                      234,128           279,444

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D



                                                   Principal      U.S. $ Value
-------------------------------------------------------------------------------
United States (continued)
-------------------------------------------------------------------------------
    13.50%, with various
       maturities to 2015                          2,187,464       $ 2,583,690
    14.75%, with various
       maturities to 2012                          2,646,817         3,251,672
--------------------------------------------------------------------------------
                                                                   $37,682,713
--------------------------------------------------------------------------------
Government National Mortgage Association:
    6.50%, with various maturities to 2007         1,142,604       $ 1,137,450
    7.50%, with various maturities to 2017         1,415,903         1,433,589
    8.00%, with maturity at 2017                   4,505,632         4,649,506
    9.00%, with maturity at 2016                   1,169,909         1,244,500
    13.50%, with various maturities to 2014          439,379           528,807
--------------------------------------------------------------------------------
                                                                    $ 8,993,852
--------------------------------------------------------------------------------

Total Mortgage Pass-Throughs (identified cost, $58,329,874)         $58,273,760
--------------------------------------------------------------------------------
United States Treasury Bond, 11.75%, 2/15/01/(1)/
    (identified cost, $2,603,438)                  2,000,000        $ 2,345,620
--------------------------------------------------------------------------------

Total United States (identified cost, $67,003,470)                  $66,976,540
--------------------------------------------------------------------------------

Total Bonds & Notes
    (identified cost $111,151,396)                                 $113,607,018
--------------------------------------------------------------------------------


Short-Term Investments -- 11.3%                   U.S. Dollar

Banque National De Paris, Euro  Time-deposit
    Cayman Islands, 5.688%, 5/01/97                5,500,000        $ 5,500,000
Postipanki-n.y. Cayman Time Deposit, 5.450%,
    5/01/97                                        3,000,000          3,000,000
Skandinaviska Enskilada Banken Time Deposit,
    5.470%, 5/02/97                                6,000,000          6,000,000
--------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost $14,500,000)                                 $14,500,000
--------------------------------------------------------------------------------
Total Investments -- 100%
    (identified cost $125,651,396)                                 $128,107,018
--------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS

Statement of Assets & Liabilities


As of April 30, 1997
Assets
--------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost $125,651,396)                $128,107,018
Cash                                                    76,339
Foreign currency, at value
    (identified cost, $5,735)                              812
Receivable for investments sold                      2,044,141
Interest receivable                                  1,343,665
Receivable for variation margin on open
    financial futures contracts                         21,935
Receivable for open forward foreign currency
    contracts                                        3,621,210
Deferred organization expenses (Note 1J)                 8,628

---------------------------------------------------------------
Total assets                                      $135,223,748
---------------------------------------------------------------


Liabilities
---------------------------------------------------------------
Payable for investments purchased                 $  4,748,323
Payable to affiliate for Trustees' fees                    638
Accrued expenses                                        39,689
---------------------------------------------------------------
Total liabilities                                 $  4,788,650
---------------------------------------------------------------
Net Assets applicable to investors' interest
    in Portfolio                                  $130,435,098
---------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                   $124,539,001
---------------------------------------------------------------
Unrealized appreciation of investments,
    futures, and forward currency
    contracts (computed on basis of
    identified cost)                                 5,896,097
---------------------------------------------------------------
Total                                             $130,435,098
---------------------------------------------------------------

Statement of Operations

For the Six Months Ended
April 30, 1997
Investment Income
---------------------------------------------------------------
Interest income                                     $6,028,441
---------------------------------------------------------------
Total income                                        $6,028,441
---------------------------------------------------------------


Expenses
---------------------------------------------------------------
Investment adviser fee (Note 2)                     $  348,842
Administration fee (Note 2)                             99,129
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)           4,407
Custodian fee                                           89,068
Legal and accounting services                           36,889
Amortization of organization expenses (Note1J)           2,335
Miscellaneous                                            2,317
---------------------------------------------------------------
Total expenses                                      $  582,987
---------------------------------------------------------------

Net investment income                               $5,445,454
---------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
---------------------------------------------------------------
Net realized gain (loss)(identified cost basis)--
    Investment transactions                       $    670,688
    Financial futures contracts                        275,479
    Foreign currency and forward foreign currency
       exchange transactions                         4,604,783
---------------------------------------------------------------
Net realized gain on investments                  $  5,550,950
---------------------------------------------------------------

Change in unrealized appreciation
(depreciation)--
    Investments (identified cost basis)           $ (2,471,467)
    Financial futures contracts                       (147,034)
    Foreign currency and forward foreign
       exchange contracts                              596,276
---------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)
    of investments                                $ (2,022,225)
---------------------------------------------------------------

Net realized and unrealized gain on
    investments                                   $  3,528,725
---------------------------------------------------------------


Net increase in net assets from operations          $8,974,179
---------------------------------------------------------------


                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                       Six Months Ended    Year Ended
in Net Assets                             April 30, 1997      October 31, 1996
--------------------------------------------------------------------------------
From operations --
     Net investment income                 $   5,445,454         $  11,982,292
     Net realized gain on investments          5,550,950             9,573,199
     Net change in unrealized
         appreciation (depreciation)
         of investments                       (2,022,225)            3,820,588
--------------------------------------------------------------------------------

Net increase in net assets
    from operations                        $   8,974,179         $  25,376,079
--------------------------------------------------------------------------------

Capital transactions --
    Contributions                          $   9,999,692         $  10,557,996
    Withdrawals                              (20,945,572)          (56,110,565)
--------------------------------------------------------------------------------

Net decrease in net assets from
    capital transactions                   $ (10,945,880)        $ (45,552,569)
--------------------------------------------------------------------------------

Total decrease in net assets               $  (1,971,701)        $ (20,176,490)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 132,406,799         $ 152,583,289
--------------------------------------------------------------------------------
At end of period                           $ 130,435,098         $ 132,406,799
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                         Year Ended October 31,
                                                 Six Months Ended -----------------------------------
                                                 April 30, 1997     1996        1995         1994*
-----------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------
Expenses                                              0.88%+       0.86%         0.84%        0.82%+
Net investment income                                 8.24%+       8.62%         9.08%        8.41%+

Portfolio Turnover                                      26%          71%           78%          71%
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $130,435     $132,407      $152,583     $236,469
-----------------------------------------------------------------------------------------------------
+  Annualized.
*  For the period from the start of business, March 1, 1994, to October 31, 1994.

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement price. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments. The Portfolio has elected, under Section 1092 of the Internal Revenue Code (the Code), to utilize mixed straddle accounting for certain designated classes of activities involving domestic options and domestic financial futures contracts in determining recognized gains and losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains and losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS cont'd

    That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

    I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

    J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

    L Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    M Other -- Investment transactions are accounted for on a trade date basis.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 1997, the fee was equivalent to 0.53% (annualized) of the Portfolio's average net assets for such period and amounted to $348,842. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $99,129 for the six months ended April 30, 1997.

    Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS Cont'd


  that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For six months ended April 30, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investment Transactions
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 1997, the Portfolio had invested approximately 18% of its net assets or approximately $23,515,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 1997 were as follows:

  Purchases
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                               $ 31,149,916
  U.S. Government Securities                                        16,845,338
  ------------------------------------------------------------------------------

                                                                  $ 47,995,254
  ------------------------------------------------------------------------------

  Sales
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                               $ 49,898,608
  U.S. Government Securities                                                 -
  ------------------------------------------------------------------------------

                                                                  $ 49,898,608
  ------------------------------------------------------------------------------

5 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at April 30, 1997 is as follows:

  Forward Foreign Currency Exchange Contracts

  Sales
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                           In Exchange For            Appreciation
  Date          Deliver               (in U.S. dollars)          (Depreciation)
  ------------------------------------------------------------------------------
  7/1/97        Australian Dollar
                4,000,000                  $ 3,129,200            $       4,461

  11/5/97-      Belgian Franc
  11/17/97      721,805,951                 23,745,222                3,275,994

  5/5/97        Czech Koruna
                63,360,188                   2,036,729                   (5,457)

  5/2/97        Deutsche Mark
                15,385,467                   8,904,459                   32,174

  5/19/97       British Pound Sterling
                4,000,000                    6,488,600                    3,777

  7/24/97       Irish Punt
                4,140,000                    6,450,120                  257,146

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

Forward Foreign Currency Exchange Contracts (continued)

Sales
------------------------------------------------------------------------------
                                                               Net Unrealized
Settlement                           In Exchange For            Appreciation
Date          Deliver               (in U.S. dollars)          (Depreciation)
------------------------------------------------------------------------------
6/3/97-       Japanese Yen
6/27/97       643,870,496                        5,324,981           214,515

7/23/97       Republic of Korea Won
              2,206,250,000                      2,515,678                --

8/1/97        New Zealand Dollar
              6,848,378                          4,739,078             3,835
--------------------------------------------------------------------------------
                                               $63,334,067        $3,786,445
--------------------------------------------------------------------------------

Purchases
-----------------------------------------------------------------------------
                                                             Net Unrealized
Settlement                               Deliver             Appreciation
Date          In Exchange For            (in U.S. dollars)   (Depreciation)
-----------------------------------------------------------------------------
5/2/97-       Deutsche Mark
5/9/97        30,210,467                     $17,487,877        $ (62,270)

5/19/97       British Pound Sterling
              4,000,000                        6,554,400          (69,577)

5/6/97-       Indonesian Rupiah
12/17/97      23,301,750,000                   9,476,156          (70,122)

7/18/97       Indian Rupee
              126,525,000                      3,500,000           13,835

7/23/97       Republic of Korea Won
              2,206,250,000                    2,500,000           15,678

5/1/97        New Zealand Dollar
              6,848,378                        4,751,952           (3,773)

5/19/97       Philippine Peso
              53,156,000                       2,000,000           10,994
-----------------------------------------------------------------------------
                                             $46,270,385        $(165,235)
-----------------------------------------------------------------------------

Futures Contracts
-----------------------------------------------------------------------------
                                                             Net Unrealized
Expiration                                                   Appreciation
Date          Contracts                  Position            (Depreciation)
-----------------------------------------------------------------------------
6/97          17 US Treasury
              Bond Futures               Short                  $ (14,442)

6/97          59 Canadian 10 year
              Bond Futures               Long                    (133,715)

6/97          77 German 10 Year
              Bond Futures               Long                     (94,621)

6/97          62 French 10 Year
              Bond Futures               Short                     25,970

6/97          6 Japanese 10 year
              Bond Futures               Short                     13,806

6/97          27 Italian 10 year
              Bond Futures               Short                    (12,854)
-----------------------------------------------------------------------------
                                                                $(215,856)
-----------------------------------------------------------------------------

  At April 30, 1997, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments (Unaudited)
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at April 30, 1997, as computed on a federal income tax basis, were as follows:


  Aggregate cost                                                 $ 125,712,579
  ------------------------------------------------------------------------------

  Gross unrealized appreciation                                  $   3,010,721

  Gross unrealized depreciation                                      (616,282)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                    $  2,394,439
  ------------------------------------------------------------------------------

EV Strategic Income Portfolio as of April 30, 1997

INDEPENDENT AUDITORS' REPORT




  To the Board of Trustees and Shareholders
  of Strategic Income Portfolio
  ------------------------------------------------------------------------------
  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Strategic Income Portfolio (the Portfolio) as of April 30, 1997, the related statement of operations for the six month period then ended, the statement of changes in net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and the supplementary data for the six months ended April 30, 1997, each of the two years ended October 31, 1996, and for the period from March 1, 1994 (start of business) to October 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.


  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of April 30, 1997, the results of its operations for the six month period then ended, the changes in its net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and the supplementary data for the six months ended April 30, 1997, each of the two years ended October 31, 1996, and for the period from March 1, 1994 (start of business) to October 31, 1994, in conformity with generally accepted accounting principles.

                              COOPERS & LYBRAND LLP
                              Boston, Massachusetts
                              June 2, 1997

EV Classic Strategic Income Fund as of April 30, 1997

INVESTMENT MANAGEMENT



EV Classic Strategic Income Fund

Officers
M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary



Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Strategic Income Portfolio


Officers
James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary



Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of
Strategic Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Classic
Strategic Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer and Dividend Disbursing Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
Coopers & Lybrand LLP
One Post Office Square
Boston, MA 02109




EV Classic Strategic Income Fund
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
    This report must be preceded or accompanied by a current prospectus, which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    C-SGSRC-6/97